Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	$ 457,276	¥ 2,975,178	¥ 2,668,655	¥ 2,369,223
Managed network services	64,173	417,527	973,119	1,265,149
Total net revenues	521,449	3,392,705	3,641,774	3,634,372
Hosting and related services	(327,418)	(2,130,279)	(1,936,658)	(1,758,756)
Managed network services	(77,466)	(504,016)	(992,980)	(1,021,858)
Total cost of revenues	(404,884)	(2,634,295)	(2,929,638)	(2,780,614)
Gross profit	116,565	758,410	712,136	853,758
Operating income (expenses)
Operating income	836	5,439	6,783	8,569
Sales and marketing expenses	(39,451)	(256,682)	(352,926)	(359,460)
Research and development expenses	(22,923)	(149,143)	(149,337)	(142,835)
General and administrative expenses	(79,915)	(519,950)	(639,648)	(568,741)
Allowance for doubtful debt	(5,752)	(37,427)	(117,564)	(32,199)
Changes in the fair value of contingent purchase consideration payables	(144)	(937)	93,307	(43,325)
Impairment of long-lived assets	(61,757)	(401,808)	(392,947)
Impairment of goodwill	(117,800)	(766,440)
Total operating expenses	(326,906)	(2,126,948)	(1,552,332)	(1,137,991)
Operating loss	(210,341)	(1,368,538)	(840,196)	(284,233)
Interest income	5,060	32,925	21,078	53,494
Interest expense	(28,482)	(185,313)	(198,589)	(274,184)
Impairment of long-term investment	(3,114)	(20,258)
Gain on disposal of subsidiaries	76,393	497,036
Loss on debt extinguishment | ¥			(29,841)
Other income	2,577	16,764	28,922	30,430
Other expenses	(2,622)	(17,060)	(16,449)	(3,701)
Foreign exchange gain (loss)	(2,636)	(17,153)	56,341	72,394
Loss before income taxes and gain from equity method investments	(163,165)	(1,061,597)	(978,734)	(405,800)
Income tax (expense) benefits	13,859	90,170	11,160	(47,830)
Gain from equity method investments	8,266	53,783	35,652	52,355
Net loss	(141,040)	(917,644)	(931,922)	(401,275)
Net (income) loss attributable to noncontrolling interest and redeemable noncontrolling interest	22,273	144,914	298,324	(26,824)
Net loss attributable to the Company's ordinary shareholders	$ (118,767)	¥ (772,730)	¥ (633,598)	¥ (428,099)
Loss per share:
Basic (in per share) | (per share)	$ (0.21)	¥ (1.36)	¥ (1.37)	¥ (0.85)
Diluted (in per share) | (per share)	$ (0.21)	¥ (1.36)	¥ (1.37)	¥ (0.85)
Shares used in loss per share computation:
Weighted-average number of shares outstanding - basic (in shares)	672,836,226	672,836,226	617,169,833	492,065,239
Weighted-average number of shares outstanding-diluted (in shares)	672,836,226	672,836,226	617,169,833	492,065,239